Note 4 - Other Receivables (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 02, 2014	Nov. 30, 2014	Dec. 31, 2013
Guangdong Jintaiping Asset Management Service Company [Member]
Note 4 - Other Receivables (Details) [Line Items]
Percentage of Ownership Interest			19.50%
Related Party Transaction, Rate	8.00%
Due from Related Party Principal Receivable, Current	17,020			130,651
Ownership Interest, Percentage, Sold		19.50%
Puyi Investment [Member]
Note 4 - Other Receivables (Details) [Line Items]
Other Receivables, Gross, Current		7,987